iShares®

iShares Trust

Supplement dated November 5, 2008

to the Prospectus dated July 1, 2008 (As revised August 12, 2008)

for the iShares iBoxx $ High Yield Corporate Bond Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares iBoxx $ High Yield Corporate Bond Fund.

Effective November 6, 2008, the iShares iBoxx $ High Yield Corporate Bond Fund will transfer its primary listing to NYSE Arca, Inc. and will no longer be listed on the American Stock Exchange. Also, all references in the Prospectus to American Stock Exchange and AMEX are changed to NYSE Arca, Inc. and NYSE Arca, respectively.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-HYG-1108

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated November 5, 2008

to the Prospectus dated September 1, 2008

for the iShares KLD 400 Social Index Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares KLD 400 Social Index Fund.

Effective November 6, 2008, the iShares KLD 400 Social Index Fund will transfer its primary listing to NYSE Arca, Inc. and will no longer be listed on the American Stock Exchange. Also, all references in the Prospectus to American Stock Exchange and AMEX are changed to NYSE Arca, Inc. and NYSE Arca, respectively.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-DSI-1108

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated November 5, 2008

to the Prospectus dated July 1, 2008 (As revised October 16, 2008)

for the iShares Lehman MBS Bond Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares Lehman MBS Bond Fund.

Effective November 6, 2008, the iShares Lehman MBS Bond Fund will transfer its primary listing to NYSE Arca, Inc. and will no longer be listed on the American Stock Exchange. Also, all references in the Prospectus to American Stock Exchange and AMEX are changed to NYSE Arca, Inc. and NYSE Arca, respectively.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-MBB-1108

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated November 5, 2008

to the Prospectus dated July 1, 2008 (As revised August 12, 2008)

for the iShares S&P National Municipal Bond Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares S&P National Municipal Bond Fund.

Effective November 6, 2008, the iShares S&P National Municipal Bond Fund will transfer its primary listing to NYSE Arca, Inc. and will no longer be listed on the American Stock Exchange. Also, all references in the Prospectus to American Stock Exchange and AMEX are changed to NYSE Arca, Inc. and NYSE Arca, respectively.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-MUB-1108

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated November 5, 2008

to the Prospectus dated July 1, 2008 (As revised August 12, 2008)

for the iShares S&P New York Municipal Bond Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares S&P New York Municipal Bond Fund.

Effective November 6, 2008, the iShares S&P New York Municipal Bond Fund will transfer its primary listing to NYSE Arca, Inc. and will no longer be listed on the American Stock Exchange. Also, all references in the Prospectus to American Stock Exchange and AMEX are changed to NYSE Arca, Inc. and NYSE Arca, respectively.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-NYF-1108

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated November 5, 2008

to the Prospectus dated July 1, 2008 (As revised August 12, 2008)

for the iShares S&P California Municipal Bond Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares S&P California Municipal Bond Fund.

Effective November 6, 2008, the iShares S&P California Municipal Bond Fund will transfer its primary listing to NYSE Arca, Inc. and will no longer be listed on the American Stock Exchange. Also, all references in the Prospectus to American Stock Exchange and AMEX are changed to NYSE Arca, Inc. and NYSE Arca, respectively.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-CMF-1108

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated November 5, 2008

to the Prospectus dated August 1, 2008

for the iShares S&P U.S. Preferred Stock Index Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares S&P U.S. Preferred Stock Index Fund.

Effective November 6, 2008, the iShares S&P U.S. Preferred Stock Index Fund will transfer its primary listing to NYSE Arca, Inc. and will no longer be listed on the American Stock Exchange. Also, all references in the Prospectus to American Stock Exchange and AMEX are changed to NYSE Arca, Inc. and NYSE Arca, respectively.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-PFF-1108

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE